Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Interest Income	$ 23,707	$ 17,886	$ 16,160	$ 15,924	$ 15,838	$ 14,836	$ 14,228	$ 13,692	$ 73,677	$ 58,594	$ 53,567
Net Interest Income	20,745	15,824	14,766	14,772	14,563	13,680	13,367	12,892	66,107	54,502	50,259
Net income	$ 7,569	$ (3,433)	$ 3,014	$ 6,989	$ 3,981	$ 3,660	$ 3,596	$ 4,635	$ 14,139	$ 15,872	$ 17,217
Basic Earnings (loss) per Common Share	$ 0.48	$ (0.31)	$ 0.26	$ 0.65	$ 0.36	$ 0.33	$ 0.32	$ 0.47	$ 1.10	$ 1.48	$ 1.96
Diluted Earnings (loss) per Common Share	$ 0.45	$ (0.31)	$ 0.24	$ 0.55	$ 0.30	$ 0.29	$ 0.29	$ 0.40	$ 1.02	$ 1.28	$ 1.57